CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
OPERATING ACTIVITIES
Net loss	$ (105,177)	$ (73,285)
Adjustments for non-cash items:
Depreciation and amortization	7,343	9,093
Change in fair value - Listed shares	(125)	750
Change in fair value - Derivative warrant liability	64,723	(24,900)
Gain on Derivative warrant liability settlement	(16,151)
Change in fair value - Embedded derivative and deferred amount amortization	(286)
Interest and accretion - Convertible notes	1,353	4,041
Loss on convertible notes settlement		7,548
Lac Guret Property acquisition		18,625
Unrealized foreign exchange loss (gain)	(1,540)	2,598
Loss on write-off/disposal of property, plant and equipment	145	1,134
Share-based compensation	4,290	3,930
Other accretions included within financial costs	96	18
Net change in working capital	3,158	(1,505)
Cash flows used in operating activities	(42,171)	(51,953)
INVESTING ACTIVITIES
Additions to property, plant, and equipment, net of grants	(13,678)	(14,055)
Cash flows used in investing activities	(13,678)	(14,055)
FINANCING ACTIVITIES
Proceeds from private placements		139,065
Proceeds from offering	27,563
Repayment of borrowings	(250)	(744)
Repayment of lease liabilities	(627)	(457)
Proceeds from the exercise of stock options	119	323
Share issue costs	(2,798)	(2,724)
Cash flows from financing activities	24,007	135,463
Effect of exchange rate changes on cash	(514)	509
Net change in cash and cash equivalents	(32,356)	69,964
Cash and cash equivalents at the beginning of the period	106,296	36,332
Cash and cash equivalents at the end of the period	$ 73,940	$ 106,296